United States
   Securities and Exchange Commission
          Washington, D.C. 20549



FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010


Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Arbiter Partners, LP
Address:	149 Fifth Avenue, Fifteenth Floor
		New York, NY 10010

13F File Number:  28-12808


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul J. Isaac
Title:	Manager
Phone:	(212) 650-4670

Signature, Place, and Date of Signing:

/s/ Paul J. Isaac	 New York, NY	        November 12, 2010
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		85
						----

Form 13F Information Table Value Total:		$682,510
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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Column 1		Column 2	Column 3	Column 4 Column 5		Column 6   Column 7 Column 8
-----------------------	--------	---------	-------- -------------------	---------- -------- ------------------
							Value	 Shares/  SH/	Put/	Investment Other    Voting Authority
Name of Issuer		 Class		CUSIP		(x$1000) Prn Amt  Prn	Call	Discretion Managers Sole   Shared    None
--------------		 -----		-----		-------- -------  ---	----	---------- -------- ----   ------    ----
Abbott Laboratories      COM            002824100       3,134     60,000  SH            SOLE                 60,000
Abbott Laboratories      COM            002824100      20,896    400,000  SH    CALL    SOLE                400,000
Allstate Corp            COM            020002101      18,473    585,500  SH            SOLE                585,500
Allstate Corp            COM            020002101      28,581    905,900  SH    CALL    SOLE                905,900
Anadarko Petroleum Corp  COM            032511107      19,968    350,000  SH    CALL    SOLE                350,000
Archer Daniels Midland   COM            039483102       3,192    100,000  SH    CALL    SOLE                100,000
Ascent Media Corp        COM ser A      043632108      14,164    530,279  SH            SOLE                530,279
Baldwin & Lyons Inc      CL A           057755100          67      2,738  SH            SOLE                  2,738
Baldwin & Lyons Inc      CL B           057755209       1,185     46,543  SH            SOLE                 46,543
IPATH Inverse S&P 500    ETF            06740L592       1,087     40,000  SH            SOLE                 40,000
Becton Dickinson & CO    COM            075887109       7,410    100,000  SH    CALL    SOLE                100,000
CSG Systems Intl Inc     COM            126349109       1,237     67,874  SH            SOLE                 67,874
CA Inc                   COM            12673P105       2,112    100,000  SH    CALL    SOLE                100,000
Capital Senior Living    COM            140475104       6,359  1,193,070  SH            SOLE              1,193,070
Capitol Federal Fin.     COM            14057C106       1,036     41,956  SH            SOLE                 41,956
Capitol Federal Fin.     COM            14057C106       2,309     93,500  SH    CALL    SOLE                 93,500
Chubb Corp               COM            171232101       1,505     26,400  SH            SOLE                 26,400
Chubb Corp               COM            171232101      32,741    574,500  SH    CALL    SOLE                574,500
Coca-Cola Enterprises    COM            191219104       5,909    190,600  SH    CALL    SOLE                190,600
Comcast Corp             CL A voting    20030N101       6,916    382,500  SH            SOLE                382,500
Comcast Corp             CL A voting    20030N101      10,848    600,000  SH    CALL    SOLE                600,000
Comcast Corp             CL A Non vot.  20030N200       5,202    305,800  SH            SOLE                305,800
Comcast Corp             CL A Non vot.  20030N200       3,320    195,200  SH    CALL    SOLE                195,200
Consolidated-Tomoka Land COM            210226106         448     15,715  SH            SOLE                 15,715
Corelogic Inc            COM            21871D103         901     47,028  SH            SOLE                 47,028
Devon Energy Corporation COM            25179M103      16,185    250,000  SH    CALL    SOLE                250,000
Dex One Corp             COM            25212W100      12,560  1,022,790  SH            SOLE              1,022,790
EMC Corporation          COM            268648102       5,078    250,000  SH    CALL    SOLE                250,000
EBAY INC.                COM            278642103         488     20,000  SH            SOLE                 20,000
El Paso Corp             COM            28336L109       7,460    602,600  SH            SOLE                602,600
Equinix Inc              COM            29444U502      27,072    264,500  SH    CALL    SOLE                264,500
Exxon Mobil Corp         COM            30231G102      62,501  1,011,500  SH    CALL    SOLE              1,011,500
Fluor Corporation        Com            343412102       4,953    100,000  SH    CALL    SOLE                100,000
Flow International Corp  COM            343468104       2,464    936,884  SH            SOLE                936,884
Gencorp Inc              COM            368682100       1,504    305,740  SH            SOLE                305,740
General Dynamics Corp.   COM            369550108       6,281    100,000  SH    CALL    SOLE                100,000
Globalstar Inc           COM            378973408         702    403,500  SH            SOLE                403,500
Goldman Sachs Group Inc  COM            38141G104      78,782    503,400  SH    CALL    SOLE                503,400
Greif Inc                CL B           397624206      19,739    343,881  SH            SOLE                343,881
Hess Corporation         COM            42809H107       2,956     50,000  SH    CALL    SOLE                 50,000
Hewlett-Packard Co.      COM 	 	428236103       2,104     50,000  SH    CALL    SOLE                 50,000
Intel Corp.              COM            458140100      10,560    550,000  SH    CALL    SOLE                550,000
IPASS Inc                COM            46261V108       3,496  2,865,414  SH            SOLE              2,865,414
Iron Mountain INc        COM            462846106 	1,483 	  66,400  SH            SOLE                 66,400
Ishares Silver Trust     ETF            46428Q109       2,131    100,000  SH    CALL    SOLE                100,000
Johnson & Johnson        COM            478160104      12,392    200,000  SH    CALL    SOLE                200,000
Kraft Foods Inc          CL A           50075N104       9,258    300,000  SH    CALL    SOLE                300,000
Kroger Company           COM            501044101       3,593    165,900  SH    CALL    SOLE                165,900
Leap Wireless Intl Inc   COM            521863308         879     71,153  SH            SOLE                 71,153
Liberty Global Inc       COM Ser A      530555101         328     10,647  SH            SOLE                 10,647
Liberty Global Inc       COM Ser C      530555309         325     10,647  SH            SOLE                 10,647
Liberty Media Hldg Corp  COM Ser A      53071M104       9,386    684,601  SH            SOLE                684,601
Liberty Media Hldg Corp  Cap Com Ser A  53071M302      20,155    387,140  SH            SOLE                387,140
Loral Space & Comm       COM            543881106      11,917    228,302  SH            SOLE                228,302
M & F Worldwide Corp     COM            552541104         962     39,490  SH            SOLE                 39,490
MTR Gaming Group Inc     COM            553769100       3,555  2,054,686  SH            SOLE              2,054,686
Microsoft Corporation    COM            594918104       4,898    200,000  SH    CALL    SOLE                200,000
Mod Pac Corp             COM            607495108         723    145,862  SH            SOLE                145,862
Oracle Corporation       COM            68389X105       2,685    100,000  SH    CALL    SOLE                100,000
PMA Capital Corp         CL A           693419202       6,394    848,018  SH            SOLE                848,018
Pfizer Inc               COM            717081103      12,019    700,000  SH    CALL    SOLE                700,000
Presidential Life Corp   COM            740884101      19,015  1,940,339  SH            SOLE              1,940,339
Raytheon Co.             COM            755111507      12,570    275,000  SH    CALL    SOLE                275,000
Reddy Ice Holdings Inc   COM            75734R105         232    101,835  SH            SOLE                101,835
Regis Corp               COM            758932107       6,980    364,865  SH            SOLE                364,865
SPDR S&P 500 ETF Trust   ETF            78462F103      -2,283     20,000  SH    PUT     SOLE                 20,000
SPDR Gold Trust          ETF            78463V107       6,396     50,000  SH    CALL    SOLE                 50,000
Salesforce.com Inc       COM            79466L302      -5,590     50,000  SH    PUT     SOLE                 50,000
Sealed Air Corporation   COM            81211K100       6,542    291,000  SH            SOLE                291,000
Sears Holdings Corp      COM            812350106      -2,164     30,000  SH    PUT     SOLE                 30,000
Supermedia Inc           COM            868447103         193     18,240  SH            SOLE                 18,240
Telephone and Data Sys.  Com            879433100       1,246     38,000  SH            SOLE                 38,000
Telephone and Data Sys.  COM Special    879433860         839     29,600  SH            SOLE                 29,600
Vodafone Group PLC       ADR            92857W209       2,481    100,000  SH            SOLE                100,000
Wal Mart Stores Inc      COM            931142103      10,704    200,000  SH    CALL    SOLE                200,000
Walgreen Co.             COM            931422109       3,457    103,200  SH    CALL    SOLE                103,200
Waste Management Inc     COM            94106L109         129      3,600  SH            SOLE                  3,600
Waste Management Inc     COM            94106L109      39,314  1,100,000  SH    CALL    SOLE              1,100,000
West Coast Bancorp       COM            952145100       2,850  1,250,000  SH            SOLE              1,250,000
Williams Companies Inc   COM            969457100       4,434    232,000  SH            SOLE                232,000
Williams Companies Inc   COM            969457100       6,497    340,000  SH    CALL    SOLE                340,000
WisdomTree Chinese Yuan  ETF            97717W182      -2,540    100,000  SH    PUT     SOLE                100,000
Seagate Technology       COM            G7945J104       2,944    250,000  SH            SOLE                250,000
XL Capital LTD           CL A           G98255105       1,343     62,000  SH            SOLE                 62,000
XL Capital LTD           CL A           G98255105       5,957    275,000  SH    CALL    SOLE                275,000


*Long puts reflect a negative notional value and have been subtracted from the total notional value.
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